COVID-19	12 Months Ended
Dec. 31, 2021
Unusual or Infrequent Items, or Both [Abstract]
COVID-19

Note 38	COVID-19

Our financial and operating performance saw a steady improvement in 2021 despite the continued adverse impacts of the COVID-19 pandemic experienced throughout the year, due to our operational execution and the easing of government restrictions in the second half of the year. The impacts of the COVID-19 pandemic, although moderated, continued to unfavourably affect Bell Wireless product and roaming revenues, Bell Media advertising revenues, as well as Bell Wireline business market equipment revenues, due to reduced commercial activity as a result of the government restrictions put in place to combat the pandemic, particularly in the first half of the year, and the global supply chain challenges experienced in the second half of the year.

Due to uncertainties relating to the severity and duration of the COVID-19 pandemic and possible resurgences in the number of COVID-19 cases, including as a result of the potential emergence of other variants, and various potential outcomes, it is difficult at this time to estimate the impacts of the COVID-19 pandemic on our business or future financial results and related assumptions. Our business and financial results could continue to be unfavourably impacted, and could again become more significantly and negatively impacted, in future periods, including, among others, as a result of global supply chain challenges adversely affecting our wireless and wireline product revenues.